RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 5,466,873	$ 769,993	¥ 3,271,414	¥ 1,780,490
Loans from related parties				15,000
Amounts due from related parties
Due from Related Parties	509		17,750
Amounts due to related parties
Amounts due to related parties	11,325		566
Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	118,074		135,420	77,048
Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties			6,567	34,619
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	13,906		56,416	203,146
Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties				15,000
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd
Amounts due to related parties
Amounts due to related parties	11,325		408
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	115,538		122,946	77,048
Shanghai Jiayin Finance Services Co., Ltd
Amounts due from related parties
Due from Related Parties	500		500
Amounts due to related parties
Amounts due to related parties			158
Shanghai Jiayin Finance Services Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	2,536		12,474
Shanghai Jiayin Finance Services Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			35,000	47,840
Aguila Information, S.A.P.I. de C.V. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties			6,567	34,619
Aguila Information, S.A.P.I. de C.V. | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			4,173
Subsidiary Shareholder
Amounts due from related parties
Due from Related Parties	9		7
Subsidiary Shareholder | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	2
GAYANG (Hong Kong) Co., Limited
Amounts due from related parties
Due from Related Parties			17,243
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			¥ 17,243	31,306
Shanghai Jiajie Assets Management Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties				15,000
Massnet Microcredit | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				54,000
Jiayin Financial Leasing (Shanghai) Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				¥ 70,000
Keen Best | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	¥ 13,904